Condensed Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flow from operating activities:
Net Loss	$ (422,888)	$ (89,267)	$ (1,260,196)	$ (504,941)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	334	320	1,302	979
Gain on sale of stock of Gambititous B.V.	0	0	0	(19,345)
Losses recorded from investment in Gambitious B.V.	0	22,489	49,913	86,492
Warrant liability	(15,264)	0	(1,341)	0
Deferred government grants	(8,221)	(7,869)	(31,905)	0
Provision for doubtful accounts	7,007	0	10,349	0
Changes in operating assets and liabilities:
Accounts receivables	(26,002)	(1,224)	(7,056)	1,627
Prepaid expenses and other current assets	(6,921)	3,284	41,516	(16,579)
Accounts payable	32,859	4,853	82,553	(564)
Accrued expenses and other current liabilities	(90,925)	(20,716)	189,264	38,693
Deferred government grants	0	0	0	41,769
Net Cash Used In Operating Activities	(530,021)	(88,130)	(925,601)	(371,869)
Cash flows from investing activities
Investment in Equidam Holding B.V.	0	0	(1,376)	0
Investment in Gambitious B.V.	0	0	0	(132,099)
Cash proceeds from sale of stock of Gambitious B.V.	0	0	0	19,581
Purchase of property and equipment	0	0	0	(2,758)
Net cash used in investing activities	0	0	(1,376)	(115,276)
Financing Activities
Proceeds from the issuance of common stock and warrants, net of issuance costs	179,242	0	0	0
Proceeds from private placement	0	0	1,489,118	132,120
Proceeds from capital contribution	0	302,206	378,223	0
Proceeds from issuance of notes payable	0	0	0	322,922
Repayments of notes payable	0	0	(41,623)	(19,763)
Net Cash Provided By Financing Activities	179,242	302,206	1,825,718	435,279
Effect of exchange rate changes on cash and cash equivalents	(1,017)	2,150	(14,881)	4,856
Net increase (decrease) in cash and cash equivalents	(351,796)	216,226	883,860	(47,010)
Cash - Beginning of Year	891,592	7,732	7,732	54,742
Cash - End of Year	539,796	223,958	891,592	7,732
Supplemental cash flow disclosures
Interest paid	3,807	2,229	(20,166)	(15,688)
Non-cash financing activities
Conversion of Notes Payable into common stock	0	85,951	85,681	0
Issuance of common stock for services	0	0	65,804	0
Fair value of warrant liability	$ 0	$ 0	$ 221,533	$ 0